REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE.
Oil revenue	$ 89,136	$ 57,296	$ 82,949
Natural gas revenue	8,743	4,937	4,720
Natural gas liquid ("NGL") revenue	6,520	4,376	4,522
Total revenue	$ 104,399	$ 66,609	$ 92,191